Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurements
Schedule of carrying amounts and fair values of financial instruments

	Carrying amount				Fair value
	December 31,		December 31,		December 31,		December 31,
	2023		2022		2023		2022
Assets
Derivative financial Instruments	US$	1,683	US$	1,585	US$	1,683	US$	1,585

Liabilities
Financial debt (Interest-bearing loans and borrowings)		(649,153)		(272,194)		(671,590)		(282,868)
Total	US$	(647,470)	US$	(270,609)	US$	(669,907)	US$	(281,283)

The following table summarizes the fair value measurements by hierarchy as of December 31, 2023:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Interest rate Caps	US$	—	US$	1,683	US$	—	US$	1,683
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings(1)		—		(671,590)		—		(671,590)
Net	US$	—	US$	(669,907)	US$	—	US$	(669,907)

(1) SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements by hierarchy as of December 31, 2022.

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Interest rate Caps	US$	—	US$	1,585	US$	—	US$	1,585
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings(1)		—		(282,868)		—		(282,868)
Net	US$	—	US$	(281,283)	US$	—	US$	(281,283)

(1) SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

Schedule of (loss) gain on derivatives recognized in consolidated statements of operations and comprehensive income

The following table summarizes the effects from derivatives financial instruments recognized in the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021:

Instrument	Financial statements caption	2023		2022		2021
Interest rate cap	Finance cost	US$	(579)	US$	(161)	US$	(69)

For the years ended December 31, 2023 and 2022, the Company did not have any gain or loss related to fuel derivatives financial instruments. The following table summarizes the loss from derivatives financial instruments recognized in the consolidated statements of operations for the year ended December 31, 2021:

Instrument	Financial statements caption	2023		2022		2021
Jet fuel Asian call options contracts	Fuel	US$	—	US$	—	US$	(619)

The following table summarizes the net (loss) gain on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2022 and 2021:

Consolidated statements of other comprehensive (loss) income

	Financial
Instrument	statements caption	2023		2022		2021
Jet fuel Asian call options contracts	OCI	US$	—	US$	—	US$	601
Jet fuel Zero cost collars	OCI		—		—		484
Interest rate cap	OCI		(1,175)		336		(128)
Non derivative financial instruments (1)	OCI		—		—		79,076
Total		US$	(1,175)	US$	336	US$	80,033

(1) For the year ended December 31, 2021, includes the effect of the discontinuation of the hedging strategies by US$109 million as described in note 3b (i).